UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [_]; Amendment Number: ____

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pirate Capital LLC
           ------------------
Address:   200 Connecticut Avenue, 4th Floor
           ---------------------------------
           Norwalk, Connecticut  06854
           ---------------------------------

13F File Number: _____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas R. Hudson, Jr
         --------------------
Title:   President
         --------------------
Phone:   (203) 854-1100
         --------------------

Signature, Place, and Date of Signing:

/s/ Thomas R. Hudson            Norwalk, Connecticut              11/14/2005
--------------------            --------------------            ---------------
     [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number          Name

      28-___________           ________________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ----------

Form 13F Information Table Entry Total:      30
                                         ----------

Form 13F Information Table Value Total:   $704,709
                                         ----------
                                         (thousands)

List of Other Included Managers:            None
                                         ----------

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                    9/30/2005

        Column 1                    Column 2         Column 3        Column 4               Column 5                   Column 6
------------------------------------------------------------------------------------------------------------------------------------


      NAME OF ISSUER                TITLE OF          CUSIP            VALUE          SHARES OR              PUT/     INVESTMENT
                                     CLASS                                             PRN AMT      SH/PRN   CALL     DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
 1 ALLETE INC                        common         018522300         32,117            701,100       SH            Shared - Defined
 2 ALLIED DEFENSE GROUP              common         019118108         11,922            528,700       SH            Shared - Defined
 3 ALPHA NATURAL RESOURCES           common         02076X102          3,004            100,000       SH            Shared - Defined
 4 ANGELICA CORP                     common         034663104         15,808            885,600       SH            Shared - Defined
 5 ASSOCIATED ESTATES REALTY CO      common         045604105          2,408            245,700       SH            Shared - Defined
 6 BFK CAPITAL GROUP                 common         05548G102          1,345             43,500       SH            Shared - Defined
 7 BRINK'S CO                        common         109696104         84,021          2,046,300       SH            Shared - Defined
 8 CHARTERMAC                        common         160908109         10,795            526,572       SH            Shared - Defined
 9 CORNELL COMPANIES INC             common         219141108         33,387          2,269,700       SH            Shared - Defined
10 CUTTER & BUCK INC                 common         232217109         17,633          1,433,540       SH            Shared - Defined
11 DENBURY RESOURCES INC             common         247916208         19,979            396,100       SH            Shared - Defined
12 FAIRMONT HOTELS RESORTS INC       common         305204109         19,079            570,900       SH            Shared - Defined
13 GENTEK INC                        common         37245X203          5,339            368,195       SH            Shared - Defined
14 GENCORP INC                       common         368682100         42,160          2,260,600       SH            Shared - Defined
15 GEO GROUP INC                     common         36159R103          5,292            199,700       SH            Shared - Defined
16 GLATFELTER                        common         377316104          8,272            587,100       SH            Shared - Defined
17 GRIFFIN LAND AND NURSERIES INC    common         398231100            531             21,678       SH            Shared - Defined
18 JAMES RIVER COAL CO               common         470355207         34,607            685,689       SH            Shared - Defined
19 JOHN Q HAMMONS HOTELS INC         common         408623106         10,438            435,000       SH            Shared - Defined
20 INTERNATIONAL PAPER               common         460146103         25,086            841,800       SH            Shared - Defined
21 INTRAWEST CORP.                   common         460915200         99,317          3,638,000       SH            Shared - Defined
22 KERZNER INTERNATIONAL LTD         common         P6065Y107         48,245            868,500       SH            Shared - Defined
23 PRIDE INTERNATIONAL INC           common         74153Q102          9,671            339,200       SH            Shared - Defined
24 SHOLODGE INC                      common         825034101            125             33,382       SH            Shared - Defined
25 SIZELER PROPERTY INVESTORS        common         830137105            123             10,100       SH            Shared - Defined
26 TEJON RANCH CO                    common         879080109            982             20,900       SH            Shared - Defined
27 TEMPLE INLAND INC                 common         879868107         24,886            609,200       SH            Shared - Defined
28 VAIL RESORTS INC                  common         91879Q109          7,846            272,900       SH            Shared - Defined
29 WALTER INDUSTRIES INC NEW         common         93317Q105        129,342          2,643,955       SH            Shared - Defined
30 WEYERHAEUSER CO                   common         962166104            949             13,800       SH            Shared - Defined
                                                                     =======
                                                                     704,709

        Column 1                    Column 7                Column 8
--------------------------------------------------------------------------------------

                                                             VOTING AUTHORITY
      NAME OF ISSUER                 OTHER                   ----------------
                                    MANAGERS              SOLE          SHARED   NONE
--------------------------------------------------------------------------------------
 1 ALLETE INC                          NONE              701,100
 2 ALLIED DEFENSE GROUP                NONE              528,700
 3 ALPHA NATURAL RESOURCES             NONE              100,000
 4 ANGELICA CORP                       NONE              885,600
 5 ASSOCIATED ESTATES REALTY CO        NONE              245,700
 6 BFK CAPITAL GROUP                   NONE               43,500
 7 BRINK'S CO                          NONE            2,046,300
 8 CHARTERMAC                          NONE              526,572
 9 CORNELL COMPANIES INC               NONE            2,269,700
10 CUTTER & BUCK INC                   NONE            1,433,540
11 DENBURY RESOURCES INC               NONE              396,100
12 FAIRMONT HOTELS RESORTS INC         NONE              570,900
13 GENTEK INC                          NONE              368,195
14 GENCORP INC                         NONE            2,260,600
15 GEO GROUP INC                       NONE              199,700
16 GLATFELTER                          NONE              587,100
17 GRIFFIN LAND AND NURSERIES INC      NONE               21,678
18 JAMES RIVER COAL CO                 NONE              685,689
19 JOHN Q HAMMONS HOTELS INC           NONE              435,000
20 INTERNATIONAL PAPER                 NONE              841,800
21 INTRAWEST CORP.                     NONE            3,638,000
22 KERZNER INTERNATIONAL LTD           NONE              868,500
23 PRIDE INTERNATIONAL INC             NONE              339,200
24 SHOLODGE INC                        NONE               33,382
25 SIZELER PROPERTY INVESTORS          NONE               10,100
26 TEJON RANCH CO                      NONE               20,900
27 TEMPLE INLAND INC                   NONE              609,200
28 VAIL RESORTS INC                    NONE              272,900
29 WALTER INDUSTRIES INC NEW           NONE            2,643,955
30 WEYERHAEUSER CO                     NONE               13,800